Warrant Liability (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended			9 Months Ended
	Jul. 16, 2021	Jun. 07, 2019	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 16, 2021
Derivative [Line Items]
Unit price (in dollars per share)		$ 11.50
Notice period to redeem warrants	30 days
Threshold trading days	20 days
Trading period	30 days
Change in fair value of warrant liability			$ 45,837	$ 83,600	$ 0	$ 83,628	$ 0
Common Stock
Derivative [Line Items]
Stock price trigger (in dollars per share)	$ 18.00
Public Warrants
Derivative [Line Items]
Warrants outstanding (in shares)			12,499,933	12,499,933		12,499,933
Units issued (in shares)		12,500,000
Warrant redemption price (in dollars per share)	$ 0.01
Private Placement Warrant
Derivative [Line Items]
Warrants outstanding (in shares)			7,000,000	7,000,000		7,000,000		7,000,000
Number of ordinary shares called by each warrant (in shares)			1	1		1
Warrants issued (in shares)			7,000,000
Limitation period to transfer, assign or sell warrants			30 days
Class A Common Stock
Derivative [Line Items]
Number of ordinary shares called by each warrant (in shares)		1
Exercise price of warrant (in dollars per share)			$ 11.50	$ 11.50		$ 11.50